Average Annual Total Returns			12 Months Ended	18 Months Ended	51 Months Ended	60 Months Ended	99 Months Ended	120 Months Ended
		Feb. 26, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Invesco 0-5 Yr US TIPS ETF | Invesco 0-5 Yr US TIPS ETF
Prospectus [Line Items]
Average Annual Return, Percent			6.04%			3.49%	3.35%
Performance Inception Date		Sep. 22, 2017
Invesco 0-5 Yr US TIPS ETF | Invesco 0-5 Yr US TIPS ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.42%			2.07%	2.16%
Invesco 0-5 Yr US TIPS ETF | Invesco 0-5 Yr US TIPS ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.56%			2.05%	2.06%
Invesco 0-5 Yr US TIPS ETF | ICE BofA 0-5 Year US Inflation-Linked Treasury Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		6.07%			3.56%	3.43%
Invesco 0-5 Yr US TIPS ETF | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%			(0.36%)	1.72%
Invesco Alerian Galaxy Crypto Economy ETF | Invesco Alerian Galaxy Crypto Economy ETF
Prospectus [Line Items]
Average Annual Return, Percent			2.89%		(0.73%)
Performance Inception Date		Oct. 07, 2021
Invesco Alerian Galaxy Crypto Economy ETF | Invesco Alerian Galaxy Crypto Economy ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(0.66%)		(3.66%)
Invesco Alerian Galaxy Crypto Economy ETF | Invesco Alerian Galaxy Crypto Economy ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.81%		(1.90%)
Invesco Alerian Galaxy Crypto Economy ETF | Alerian Galaxy Global Cryptocurrency-Focused Blockchain Equity, Trusts & ETPs Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.75%		(1.70%)
Invesco Alerian Galaxy Crypto Economy ETF | MSCI ACWI Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			22.34%		10.26%
Invesco China Technology ETF | Invesco China Technology ETF
Prospectus [Line Items]
Average Annual Return, Percent			33.65%			(8.27%)		4.45%
Performance Inception Date		Dec. 08, 2009
Invesco China Technology ETF | Invesco China Technology ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			32.51%			(8.48%)		4.16%
Invesco China Technology ETF | Invesco China Technology ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			19.94%			(6.10%)		3.40%
Invesco China Technology ETF | FTSE China Incl A 25% Technology Capped Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		35.14%			(7.62%)
Invesco China Technology ETF | Blended - FTSE China Incl A 25% Technology Capped Index
Prospectus [Line Items]
Average Annual Return, Percent	[3]		35.14%			(7.62%)		5.12%
Invesco China Technology ETF | MSCI China Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			31.17%			(3.20%)		5.54%
Invesco Dorsey Wright Developed Markets Momentum ETF | Invesco Dorsey Wright Developed Markets Momentum ETF
Prospectus [Line Items]
Average Annual Return, Percent			36.34%			9.44%		9.04%
Performance Inception Date		Dec. 28, 2007
Invesco Dorsey Wright Developed Markets Momentum ETF | Invesco Dorsey Wright Developed Markets Momentum ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			35.84%			9.02%		8.73%
Invesco Dorsey Wright Developed Markets Momentum ETF | Invesco Dorsey Wright Developed Markets Momentum ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			21.89%			7.38%		7.37%
Invesco Dorsey Wright Developed Markets Momentum ETF | Dorsey Wright Developed Markets Tech Leaders™ Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			37.85%			10.25%		9.81%
Invesco Dorsey Wright Developed Markets Momentum ETF | MSCI EAFE® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			31.22%			8.92%		8.18%
Invesco Dorsey Wright Emerging Markets Momentum ETF | Invesco Dorsey Wright Emerging Markets Momentum ETF
Prospectus [Line Items]
Average Annual Return, Percent			25.49%			3.18%		6.93%
Performance Inception Date		Dec. 28, 2007
Invesco Dorsey Wright Emerging Markets Momentum ETF | Invesco Dorsey Wright Emerging Markets Momentum ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			24.65%			2.68%		6.49%
Invesco Dorsey Wright Emerging Markets Momentum ETF | Invesco Dorsey Wright Emerging Markets Momentum ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			15.41%			2.45%		5.59%
Invesco Dorsey Wright Emerging Markets Momentum ETF | Dorsey Wright Emerging Markets Tech Leaders™ Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			27.73%			5.16%		8.67%
Invesco Dorsey Wright Emerging Markets Momentum ETF | MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			33.57%			4.20%		8.42%
Invesco Emerging Markets Sovereign Debt ETF | Invesco Emerging Markets Sovereign Debt ETF
Prospectus [Line Items]
Average Annual Return, Percent			15.44%			0.57%		3.30%
Performance Inception Date		Oct. 11, 2007
Invesco Emerging Markets Sovereign Debt ETF | Invesco Emerging Markets Sovereign Debt ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			12.55%			(1.92%)		0.98%
Invesco Emerging Markets Sovereign Debt ETF | Invesco Emerging Markets Sovereign Debt ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.01%			(0.73%)		1.47%
Invesco Emerging Markets Sovereign Debt ETF | DBIQ Emerging Markets USD Liquid Balanced Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			15.91%			0.19%		3.45%
Invesco Emerging Markets Sovereign Debt ETF | Bloomberg Global Aggregate ex-U.S. Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.85%			(3.59%)		0.56%
Invesco Emerging Markets Sovereign Debt ETF | JP Morgan Emerging Market Bond Global Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			13.45%			1.74%		4.26%
Invesco Global Clean Energy ETF | Invesco Global Clean Energy ETF
Prospectus [Line Items]
Average Annual Return, Percent			42.36%			(12.37%)		5.47%
Performance Inception Date		Jun. 13, 2007
Invesco Global Clean Energy ETF | Invesco Global Clean Energy ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			40.92%			(12.99%)		4.83%
Invesco Global Clean Energy ETF | Invesco Global Clean Energy ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			25.28%			(8.93%)		4.15%
Invesco Global Clean Energy ETF | MSCI EAFE® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			31.22%			8.92%		8.18%
Invesco Global Clean Energy ETF | WilderHill New Energy Global Innovation Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			42.81%			(12.34%)		5.53%
Invesco Global ex-US High Yield Corporate Bond ETF | Invesco Global ex-US High Yield Corporate Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent			8.19%			4.51%		4.70%
Performance Inception Date		Jun. 20, 2013
Invesco Global ex-US High Yield Corporate Bond ETF | Invesco Global ex-US High Yield Corporate Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.06%			1.89%		2.18%
Invesco Global ex-US High Yield Corporate Bond ETF | Invesco Global ex-US High Yield Corporate Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.80%			2.28%		2.47%
Invesco Global ex-US High Yield Corporate Bond ETF | ICE USD Global High Yield Excluding US Issuers Constrained Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]		8.32%
Invesco Global ex-US High Yield Corporate Bond ETF | Blended - Invesco Global ex-US High Yield Corporate Bond Benchmark (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[5]		8.32%			4.58%		5.41%
Invesco Global ex-US High Yield Corporate Bond ETF | Bloomberg Global Aggregate Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.17%			(2.15%)		1.26%
Invesco Global ex-US High Yield Corporate Bond ETF | ICE BofA 0-5 Year U.S. High Yield Constrained Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.74%			5.68%		6.41%
Invesco Global Water ETF | Invesco Global Water ETF
Prospectus [Line Items]
Average Annual Return, Percent			13.71%			5.84%		8.99%
Performance Inception Date		Jun. 13, 2007
Invesco Global Water ETF | Invesco Global Water ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			13.49%			5.61%		8.69%
Invesco Global Water ETF | Invesco Global Water ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.37%			4.55%		7.31%
Invesco Global Water ETF | MSCI EAFE® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			31.22%			8.92%		8.18%
Invesco Global Water ETF | NASDAQ OMX Global Water™ Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			14.20%			6.16%		9.24%
Invesco International BuyBack Achievers ETF | Invesco International BuyBack Achievers ETF
Prospectus [Line Items]
Average Annual Return, Percent			44.66%			12.26%		11.38%
Performance Inception Date		Feb. 27, 2014
Invesco International BuyBack Achievers ETF | Invesco International BuyBack Achievers ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			43.09%			11.14%		10.64%
Invesco International BuyBack Achievers ETF | Invesco International BuyBack Achievers ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			26.98%			9.51%		9.29%
Invesco International BuyBack Achievers ETF | Nasdaq International BuyBack Achievers™ Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			45.97%			12.96%		12.07%
Invesco International BuyBack Achievers ETF | MSCI ACWI ex USA® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			32.39%			7.91%		8.41%
Invesco International Corporate Bond ETF | Invesco International Corporate Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent			13.91%			(2.33%)		1.44%
Performance Inception Date		Jun. 03, 2010
Invesco International Corporate Bond ETF | Invesco International Corporate Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			12.41%			(3.08%)		0.85%
Invesco International Corporate Bond ETF | Invesco International Corporate Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.20%			(2.07%)		0.85%
Invesco International Corporate Bond ETF | MSCI ACWI ex USA® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			32.39%			7.91%		8.41%
Invesco International Corporate Bond ETF | S&P International Corporate Bond Index® (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			13.69%			(2.42%)		1.39%
Invesco International Corporate Bond ETF | Bloomberg Pan-European Aggregate Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			14.89%			(3.19%)		0.84%
Invesco MSCI Global Climate 500 ETF | Invesco MSCI Global Climate 500 ETF
Prospectus [Line Items]
Average Annual Return, Percent			21.64%	17.61%
Performance Inception Date		Jun. 26, 2024
Invesco MSCI Global Climate 500 ETF | Invesco MSCI Global Climate 500 ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			20.94%	16.99%
Invesco MSCI Global Climate 500 ETF | Invesco MSCI Global Climate 500 ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			13.09%	13.41%
Invesco MSCI Global Climate 500 ETF | MSCI ACWI Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			22.34%	18.29%
Invesco MSCI Global Climate 500 ETF | MSCI ACWI Select Climate 500 Index (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			21.56%	17.51%
Invesco MSCI Global Timber ETF | Invesco MSCI Global Timber ETF
Prospectus [Line Items]
Average Annual Return, Percent			(6.40%)			(0.50%)		4.49%
Performance Inception Date		Nov. 09, 2007
Invesco MSCI Global Timber ETF | Invesco MSCI Global Timber ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(6.92%)			(1.10%)		3.86%
Invesco MSCI Global Timber ETF | Invesco MSCI Global Timber ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(3.39%)			(0.40%)		3.48%
Invesco MSCI Global Timber ETF | MSCI ACWI IMI Timber Select Capped Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			(6.14%)			(0.36%)
Invesco MSCI Global Timber ETF | Blended—MSCI ACWI IMI Timber Select Capped Index (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			(6.14%)			(0.36%)		4.55%
Invesco MSCI Global Timber ETF | MSCI ACWI (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			22.34%			11.19%		11.72%
Invesco MSCI Global Timber ETF | MSCI World Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			21.09%			12.15%		12.17%
Invesco RAFI Developed Markets ex-U.S. ETF | Invesco RAFI Developed Markets ex-U.S. ETF
Prospectus [Line Items]
Average Annual Return, Percent			42.26%			13.04%		9.72%
Performance Inception Date		Jun. 25, 2007
Invesco RAFI Developed Markets ex-U.S. ETF | Invesco RAFI Developed Markets ex-U.S. ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			40.84%			12.05%		8.92%
Invesco RAFI Developed Markets ex-U.S. ETF | Invesco RAFI Developed Markets ex-U.S. ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			25.71%			10.18%		7.79%
Invesco RAFI Developed Markets ex-U.S. ETF | MSCI EAFE® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			31.22%			8.92%		8.18%
Invesco RAFI Developed Markets ex-U.S. ETF | RAFI™ Fundamental Select Developed ex-US 1000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[6]		43.85%
Invesco RAFI Developed Markets ex-U.S. ETF | Custom Invesco RAFI Developed Markets ex-U.S. ETF Benchmark (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[7]		43.74%			13.46%		10.00%
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF | Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF
Prospectus [Line Items]
Average Annual Return, Percent			37.43%			7.12%		7.77%
Performance Inception Date		Sep. 27, 2007
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF | Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			36.13%			6.33%		7.14%
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF | Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			22.74%			5.41%		6.20%
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF | RAFI™ Fundamental Select Developed ex-US 1500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[8]		38.77%
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF | Custom Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF Benchmark (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[9]		38.73%			7.58%		8.16%
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF | MSCI World ex USA IMI Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			32.18%			9.03%		8.47%
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF | MSCI EAFE® Small Cap Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			31.83%			5.62%		7.49%
Invesco RAFI Emerging Markets ETF | Invesco RAFI Emerging Markets ETF
Prospectus [Line Items]
Average Annual Return, Percent			30.28%			9.02%		10.40%
Performance Inception Date		Sep. 27, 2007
Invesco RAFI Emerging Markets ETF | Invesco RAFI Emerging Markets ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			28.83%			7.74%		9.44%
Invesco RAFI Emerging Markets ETF | Invesco RAFI Emerging Markets ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			18.59%			6.78%		8.36%
Invesco RAFI Emerging Markets ETF | MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			33.57%			4.20%		8.42%
Invesco RAFI Emerging Markets ETF | RAFI™ Fundamental Select Emerging Markets 350 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[10]		31.94%
Invesco RAFI Emerging Markets ETF | Custom Invesco RAFI Emerging Markets ETF Benchmark (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[11]		31.84%			9.94%		11.13%
Invesco S&P Emerging Markets Low Volatility ETF | Invesco S&P Emerging Markets Low Volatility ETF
Prospectus [Line Items]
Average Annual Return, Percent			21.39%			8.44%		6.89%
Performance Inception Date		Jan. 13, 2012
Invesco S&P Emerging Markets Low Volatility ETF | Invesco S&P Emerging Markets Low Volatility ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			19.96%			7.22%		5.95%
Invesco S&P Emerging Markets Low Volatility ETF | Invesco S&P Emerging Markets Low Volatility ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			13.08%			6.31%		5.36%
Invesco S&P Emerging Markets Low Volatility ETF | MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			33.57%			4.20%		8.42%
Invesco S&P Emerging Markets Low Volatility ETF | S&P BMI Emerging Markets Low Volatility Index™ (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			21.92%			9.15%		7.60%
Invesco S&P Emerging Markets Momentum ETF | Invesco S&P Emerging Markets Momentum ETF
Prospectus [Line Items]
Average Annual Return, Percent			11.03%			1.21%		6.08%
Performance Inception Date		Feb. 24, 2012
Invesco S&P Emerging Markets Momentum ETF | Invesco S&P Emerging Markets Momentum ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			10.59%			0.79%		5.33%
Invesco S&P Emerging Markets Momentum ETF | Invesco S&P Emerging Markets Momentum ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.13%			1.02%		4.86%
Invesco S&P Emerging Markets Momentum ETF | MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			33.57%			4.20%		8.42%
Invesco S&P Emerging Markets Momentum ETF | S&P Momentum Emerging Plus LargeMidCap Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[12]		11.39%			2.51%
Invesco S&P Emerging Markets Momentum ETF | Blended - S&P Momentum Emerging Plus LargeMidCap Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[13]		11.39%			2.51%		7.52%
Invesco S&P Global Water Index ETF | Invesco S&P Global Water Index ETF
Prospectus [Line Items]
Average Annual Return, Percent			17.70%			7.88%		10.62%
Performance Inception Date		May 14, 2007
Invesco S&P Global Water Index ETF | Invesco S&P Global Water Index ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			17.26%			7.45%		10.12%
Invesco S&P Global Water Index ETF | Invesco S&P Global Water Index ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			10.79%			6.15%		8.64%
Invesco S&P Global Water Index ETF | MSCI EAFE® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			31.22%			8.92%		8.18%
Invesco S&P Global Water Index ETF | S&P Global Water Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			18.25%			8.13%		10.90%
Invesco S&P International Developed Low Volatility ETF | Invesco S&P International Developed Low Volatility ETF
Prospectus [Line Items]
Average Annual Return, Percent			27.64%			6.52%		5.66%
Performance Inception Date		Jan. 13, 2012
Invesco S&P International Developed Low Volatility ETF | Invesco S&P International Developed Low Volatility ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			25.77%			5.34%		4.55%
Invesco S&P International Developed Low Volatility ETF | Invesco S&P International Developed Low Volatility ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			16.85%			4.74%		4.18%
Invesco S&P International Developed Low Volatility ETF | MSCI EAFE® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			31.22%			8.92%		8.18%
Invesco S&P International Developed Low Volatility ETF | S&P BMI International Developed Low Volatility™ Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			27.76%			6.61%		5.71%
Invesco S&P International Developed Momentum ETF | Invesco S&P International Developed Momentum ETF
Prospectus [Line Items]
Average Annual Return, Percent			41.85%			13.99%		12.12%
Performance Inception Date		Feb. 24, 2012
Invesco S&P International Developed Momentum ETF | Invesco S&P International Developed Momentum ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			40.04%			13.04%		11.39%
Invesco S&P International Developed Momentum ETF | Invesco S&P International Developed Momentum ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			25.10%			10.87%		9.84%
Invesco S&P International Developed Momentum ETF | MSCI EAFE® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			31.22%			8.92%		8.18%
Invesco S&P International Developed Momentum ETF | S&P World Ex-U.S. Momentum Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[14]		42.65%			14.27%
Invesco S&P International Developed Momentum ETF | Blended Invesco S&P International Developed Momentum ETF Benchmark (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[15]		42.65%			14.27%		12.45%
Invesco S&P International Developed Quality ETF | Invesco S&P International Developed Quality ETF
Prospectus [Line Items]
Average Annual Return, Percent			26.80%			6.43%		8.32%
Performance Inception Date		Jun. 13, 2007
Invesco S&P International Developed Quality ETF | Invesco S&P International Developed Quality ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			26.07%			5.85%		7.82%
Invesco S&P International Developed Quality ETF | Invesco S&P International Developed Quality ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			16.41%			4.98%		6.74%
Invesco S&P International Developed Quality ETF | MSCI EAFE® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			31.22%			8.92%		8.18%
Invesco S&P International Developed Quality ETF | S&P Quality Developed ex-U.S. LargeMidCap Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			27.34%			6.67%		8.57%
Invesco S&P International Developed Quality ETF | Blended - S&P Quality Developed ex-U.S. LargeMidCap Index
Prospectus [Line Items]
Average Annual Return, Percent	[16]		27.34%			6.67%		8.47%

[1]	Prior to July 1, 2022, index returns reflect no deduction for fees, expenses or taxes. Effective July 1, 2022, index returns reflect no deduction for taxes, but include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Fund.
[2]	Performance information is not available for periods prior to the Underlying Index’s commencement date of March 18, 2019.
[3]	The Blended - FTSE China Incl A 25% Technology Capped Index reflects the performance of the AlphaShares China Technology Index (such performance does not reflect any deduction for fees, expenses or taxes), the previous underlying index, prior to June 22, 2019, and the Underlying Index thereafter.
[4]	Effective after the close of markets on August 25, 2023, the Fund changed its underlying index from the DB Global Short Maturity High Yield Bond Index to the ICE USD Global High Yield Excluding US Issuers Constrained Index. Performance information is not available for the period prior to the ICE USD Global High Yield Excluding US Issuers Constrained Index’s commencement date of July 11, 2023.
[5]	The Blended-Invesco Global ex-US High Yield Corporate Bond Benchmark reflects the performance of the DB Global Short Maturity High Yield Bond Index, the Fund's previous underlying index, for the period until the conversion date, August 25, 2023, and the Underlying Index thereafter.
[6]	Prior to its commencement date of December 9, 2024, performance for the Underlying Index is not available.
[7]	The Custom Invesco RAFI Developed Markets ex-U.S. ETF Benchmark performance is comprised of the performance of the FTSE RAFI™ Developed ex U.S. 1000 Index, the previous underlying index, through March 21, 2025, followed by the performance of the Underlying Index thereafter.
[8]	Prior to its commencement date of December 9, 2024, performance for the Underlying Index is not available.
[9]	The Custom Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF Benchmark performance is comprised of the performance of the FTSE RAFI™ Developed ex U.S. Mid-Small 1500 Index, the previous underlying index, through March 21, 2025, followed by the performance of the Underlyng Index thereafter.
[10]	Prior to its commencement date of December 9, 2024, performance for the Underlying Index is not available.
[11]	The Custom Invesco RAFI Emerging Markets ETF Benchmark performance is comprised of the performance of the FTSE RAFI™ Emerging Index, the previous underlying index, through March 21, 2025, followed by the performance of the Underlying Index thereafter.
[12]	Performance information is not available for periods prior to the Underlying Index’s commencement date of February 16, 2016.
[13]	The Blended—S&P Momentum Emerging Plus LargeMidCap Index (Net) reflects the performance of the Fund’s prior underlying index, the S&P BMI Emerging Markets High Beta IndexTM, until March 21, 2016, and the Underlying Index thereafter.
[14]	Prior to its commencement date of February 16, 2016, performance for the Underlying Index is not available.
[15]	The Blended—Invesco S&P International Developed Momentum ETF Benchmark (Net) reflects the performance of the Fund’s prior underlying index, the S&P BMI International Developed High Beta IndexTM (Net), until March 21, 2016 and the Underlying Index thereafter.
[16]	The Blended—S&P Quality Developed ex-U.S. LargeMidCap Index reflects the performance of the S&P International Developed High Quality Rankings Index (Net) (such performance reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes), the Fund's previous underlying index, until March 18, 2016, followed by the performance of the Underlying Index thereafter.